Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES:
Net cash provided by operating activities	$ 120,732	$ 87,816
INVESTING ACTIVITIES
Purchase of equity securities and other investments	(6,554)	(11,924)
Purchase of fixed maturity securities available-for-sale	(156,377)	(133,449)
Proceeds from maturity of fixed maturity securities held to maturity	71	21
Proceeds from sale/maturity of fixed maturity securities available-for-sale	64,399	36,426
Proceeds from sale of equity securities and other investments	7,395	10,707
Purchases of property, premises and equipment and intangible assets	(930)	(879)
Purchases of property and equipment and intangible assets	4	16
Change in term deposits	26,390	(4,554)
Change in short-term investments	(27,575)	89,463
Acquisition of a subsidiary		(1,101)
Net cash used in investing activities	(93,177)	(15,274)
FINANCING ACTIVITIES
Dividends paid	(24,368)	(864)
Repurchase of common shares under share repurchase program	(12,603)	(23,813)
Lease liabilities payments		(384)
Net cash flows used in financing activities	(36,971)	(25,061)
NET CHANGE IN CASH, AND CASH EQUIVALENTS AND RESTRICTED CASH	(9,416)	47,481
Net foreign exchange differences		2,969
Cash, cash equivalents and restricted cash at the beginning of the period	195,023	137,943
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT THE END OF THE PERIOD	185,607	188,393
Supplemental Cash Flow Information:
Income tax paid	$ (271)	$ (1,770)